CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 111,383,645	$ 100,593,557
Restricted cash	2,327,502	1,684,269
Accounts receivable trade, net	2,914,899	2,706,412
Due from related parties	$ 5,650,168	$ 2,664,976
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Inventories	$ 977,639	$ 1,939,689
Prepaid expenses and other assets	3,277,873	2,065,539
Investment in equity securities	77,089,100	0
Assets held for sale	38,656,048	0
Deferred charges, net	0	51,138
Current assets of discontinued operations	0	54,763,308
Total current assets	242,276,874	166,468,888
NON-CURRENT ASSETS:
Vessels, net	229,536,996	343,408,466
Restricted cash	7,190,000	7,550,000
Due from related parties	$ 4,504,340	$ 3,514,098
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Prepaid expenses and other assets	$ 500,000	$ 1,626,000
Deferred charges, net	3,231,461	5,357,816
Fair value of acquired time charters	265,173	2,507,506
Investment in related party	117,537,135	0
Non-current assets of discontinued operations	0	102,715,796
Total non-current assets	362,765,105	466,679,682
Total assets	605,041,979	633,148,570
CURRENT LIABILITIES:
Current portion of long-term debt, net	17,679,295	29,170,815
Debt related to assets held for sale, net	2,406,648	0
Accounts payable	2,833,167	7,593,981
Deferred revenue	1,548,892	2,583,879
Accrued liabilities	3,592,728	5,494,043
Due to related parties	$ 541,666	$ 227,622
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Current liabilities of discontinued operations	$ 0	$ 6,519,051
Total current liabilities	28,602,396	51,589,391
NON-CURRENT LIABILITIES:
Long-term debt, net	65,709,842	109,600,947
Non-current liabilities of discontinued operations	0	10,463,172
Total non-current liabilities	65,709,842	120,064,119
Commitments and contingencies
MEZZANINE EQUITY:
Mezzanine equity	49,549,489	0
SHAREHOLDERS' EQUITY:
Common shares, $0.001 par value; 1,950,000,000 shares authorized; 94,610,088 and 96,623,876 issued and outstanding as of December 31, 2022, and December 31, 2023, respectively	96,624	94,610
Additional paid-in capital	266,360,857	303,658,153
Retained earnings	194,722,759	157,742,285
Total shareholders' equity	461,180,252	461,495,060
Total liabilities, mezzanine equity and shareholders' equity	605,041,979	633,148,570
Series D Preferred Stock [Member]
MEZZANINE EQUITY:
Mezzanine equity	49,549,489	0
Series B Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares	$ 12	$ 12